Reverse Recapitalization - Summary of Number of Legacy Quanergy Shares (Detail) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Shares issued upon exercise of options - 2021		197,875	77,595	31,037
Total		83,412,347
Legacy Quanergy Shares [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Balance at December 31, 2020		4,696,352
Shares issued upon exercise of options - 2021		20,000
Shares issued upon exercise of common stock warrants - 2021		2,324
Issuance of restricted stock awards		300,000
Total	[1]	71,485,143
Legacy Quanergy Shares With Exchange Ratio Effect [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Balance at December 31, 2020		18,221,534
Shares issued upon exercise of options - 2021		77,595
Shares issued upon exercise of common stock warrants - 2021		9,016
Issuance of restricted stock awards		1,163,984
Total		71,485,143
2023 Notes (Member) | Legacy Quanergy Shares [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Conversion of 2023 Notes into common stock, Shares	[2]	3,728,147
2023 Notes (Member) | Legacy Quanergy Shares With Exchange Ratio Effect [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Conversion of 2023 Notes into common stock, Shares	[2]	14,464,992
Convertible Preferred Stock [Member] | Legacy Quanergy Shares [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2020		7,695,112
Convertible Preferred Stock [Member] | Legacy Quanergy Shares With Exchange Ratio Effect [Member]
Schedule Of Number Of Legacy Quanergy Shares [Line Items]
Recapitalization applied to Convertible Preferred Stock outstanding at December 31, 2020		37,548,022

[1]	The number of Legacy Quanergy shares was determined as follows:
[2]	The 2023 Notes convert into shares of common stock of Quanergy at the rate consistent with the terms of note agreement.